UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [  X  ]:    Amendment Number:  1
This Amendment (Check only one.):   [     ] is a restatement.
                                            [   X  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             Segall Bryant & Hamill
         Address: 10 South Wacker Drive, Suite 3500
                           Chicago, IL 60606-7407

13F File Number:  28-3381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ralph M. Segall
Title:            Managing Director
Phone:            (312) 474-4110

Signature, Place and Date of Signing:

___/s/ Ralph M. Segall_________        Chicago, IllinoisDate:  August 18, 2005
Ralph M. Segall

Report type: (Check only one.):

         [ X  ]   13F HOLDINGS REPORT
         [     ]  13F NOTICE
         [     ]  13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None
Form 13F Information Table Entry Total:     9
Form 13F Information Table Value Total:     $ 26,056 (in thousands)

List of Other Included Managers:    None


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        FORM 13F INFORMATION TABLE
                                                                            FAIR
                                                                          MARKET
                                                                VALUE       SHARES/  SH/ PUT/ INVEST  OTHER    VOTING AUTHORITY
           Name of Issuer           TITLE OF CLASS  CUSIP      (X$1000)     PRN AMT  PRN CALL DSCRTN MANAGERS SOLE  SHARED   NONE
Archstone-Smith Trust              MiscAssetsDiv   039583109    2,844     73,633    SH         SOLE          2,175         71,458
Cedar Fair  LP                     MiscAssetsDiv   150185106    3,874    120,350    SH         SOLE              0        120,350
Coinmach Service Corp              MiscAssetsDiv   19259W107    5,246    389,475    SH         SOLE              0        389,475
Equity Residential Properties      MiscAssetsDiv   29476L107    1,415     38,425    SH         SOLE              0         38,425
Nationwide Health Properties Inc   MiscAssetsDiv   638620104      234      9,900    SH         SOLE              0          9,900
Northern Border Partners - LP      MiscAssetsDiv   664785102    8,247    167,650    SH         SOLE          1,200        166,450
Plum Creek Timber Company Inc      MiscAssetsDiv   729251108    2,256     62,135    SH         SOLE          1,500         60,635
Prologis Trust                     MiscAssetsDiv   743410102    1,651     41,017    SH         SOLE          1,546         39,471
Weingarten Realty Investors        MiscAssetsDiv   948741103      291      7,425    SH         SOLE              0          7,425

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